Receivables (Tables)	6 Months Ended
Jun. 30, 2014
Receivables [Abstract]
Summary of Financing Receivables

A summary of financing receivables as of June 30, 2014 and December 31, 2013 is as follows:

	June 30,	December 31,
	2014	2013
	(in millions)
Retail	$12,606	$12,730
Wholesale	10,530	9,111
Other	102	135

	$23,238	$21,976

Summary of Aging of Receivables

The aging of financing receivables as of June 30, 2014 and December 31, 2013 is as follows (in millions):

	June 30, 2014
	30-59 Days	60-89 Days	Greater Than	Total Past		Total	Non
	Past Due	Past Due	90 Days	Due	Current	Performing	Performing	Total
Retail
NAFTA	$10	—	$—	$10	$8,549	$8,559	$13	$8,572
EMEA	22	15	—	37	1,370	1,407	153	1,560
LATAM	11	—	—	11	1,776	1,787	41	1,828
APAC	14	2	8	24	619	643	3	646

Total Retail	$57	$17	$8	$82	$12,314	$12,396	$210	$12,606

Wholesale
NAFTA	$—	$—	$—	$—	$4,520	$4,520	$43	$4,563
EMEA	104	7	—	111	4,482	4,593	136	4,729
LATAM	6	—	—	6	785	791	—	791
APAC	24	7	32	63	343	406	41	447

Total Wholesale	$134	$14	$32	$180	$10,130	$10,310	$220	$10,530

	December 31, 2013
	30-59 Days	60-89 Days	Greater Than	Total Past		Total	Non
	Past Due	Past Due	90 Days	Due	Current	Performing	Performing	Total
Retail
NAFTA	$18	$5	$3	$26	$8,336	$8,362	$30	$8,392
EMEA	75	21	8	104	1,524	1,628	220	1,848
LATAM	4	—	—	4	1,651	1,655	51	1,706
APAC	40	9	6	55	727	782	2	784

Total Retail	$137	$35	$17	$189	$12,238	$12,427	$303	$12,730

Wholesale
NAFTA	$—	$—	$—	$—	$3,536	$3,536	$30	$3,566
EMEA	180	36	1	217	4,052	4,269	241	4,510
LATAM	—	—	—	—	796	796	1	797
APAC	4	5	18	27	211	238	—	238

Total Wholesale	$184	$41	$19	$244	$8,595	$8,839	$272	$9,111

Allowance for Credit Losses Activity

Allowance for credit losses activity for the three and six months ended June 30, 2014 and 2013 is as follows:

	Three Months Ended June 30, 2014
	Retail	Wholesale	Other	Total
Opening Balance	$546	$153	$7	$706
Provision	15	5	2	22
charge-offs, net of recoveries	(23)	(1)	(2)	(26)
Foreign Currency Translation and Other	21	3	1	25

Ending Balance	559	160	8	727

	Six Month Ended June 30, 2014
	Retail	Wholesale	Other	Total
Opening Balance	$613	$112	$1	$726
Provision	35	7	3	$45
charge-offs, net of recoveries	(46)	(10)	(3)	$(59)
Foreign Currency Translation and Other	(43)	51	7	15

Ending Balance	559	160	8	727

Ending Balance: Individually Evaluated for Impairment	275	130	—	405

Ending Balance: Collectively Evaluated for Impairment	284	30	8	322

Receivables:
Ending Balance	12,606	10,530	102	23,238

Ending Balance: Individually Evaluated for Impairment	529	844	—	1,373

Ending Balance: Collectively Evaluated for Impairment	$12,077	$9,686	$102	$21,865

	Three Months Ended June 30, 2013
	Retail	Wholesale	Other	Total
Opening Balance	$625	$124	$—	$749
Provision	9	(4)	—	5
charge-offs, net of recoveries	(27)	—	—	(27)
Foreign Currency Translation and Other	(38)	(6)	1	(43)

Ending Balance	569	114	1	684

	Six Month Ended June 30, 2013
	Retail	Wholesale	Other	Total
Opening Balance	$661	$120	$1	$782
Provision	40	3	1	$44
charge-offs, net of recoveries	(84)	(2)	(1)	$(87)
Foreign Currency Translation and Other	(48)	(7)	—	(55)

Ending Balance	569	114	1	684

Ending Balance: Individually Evaluated for Impairment	267	85	—	352

Ending Balance: Collectively Evaluated for Impairment	302	29	1	332

Receivables:
Ending Balance	11,602	9,333	116	21,051

Ending Balance: Individually Evaluated for Impairment	550	763	—	1,313

Ending Balance: Collectively Evaluated for Impairment	$11,052	$8,570	$116	$19,738

Allowance for credit losses activity for the year ended December 31, 2013 is as follows:

	December 31, 2013
	Retail	Wholesale	Other	Total
Opening Balance	$661	$120	$1	$782
Provision	62	1	—	63
charge-offs, net of recoveries	(111)	(8)	—	(119)
Foreign Currency Translation and Other	1	(1)	—	—

Ending Balance	613	112	1	726

Ending Balance: Individually Evaluated for Impairment	292	101	—	393

Ending Balance: Collectively Evaluated for Impairment	321	11	1	333

Receivables:
Ending Balance	12,730	9,111	135	21,976

Ending Balance: Individually Evaluated for Impairment	569	742	—	1,311

Ending Balance: Collectively Evaluated for Impairment	$12,161	$8,369	$135	$20,665

Summary of Financing Receivable Impairment

Financing receivables are considered impaired when it is probable the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, or have provided bankruptcy notification, or require significant collection efforts. Receivables, which are impaired, are generally classified as non-performing.

	June 30, 2014				December 31, 2013
		Unpaid				Unpaid
	Recorded	Principal	Related	Average	Recorded	Principal	Related	Average
	Investment	Balance	Allowance	Investment	Investment	Balance	Allowance	Investment
With no related allowance
Retail
NAFTA	$13	$13	$—	$14	$17	$17	$—	$11
EMEA	$—	$—	$—	$—	$—	$—	$—	$—
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
wholesale
NAFTA	$7	$7	$—	$9	$—	$—	$—	$—
EMEA	$45	$45	$—	$41	$42	$42	$—	$40
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
NAFTA	$29	$28	$11	$29	$27	$27	$13	$30
EMEA	$420	$420	$238	$419	$447	$447	$249	$473
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$67	$67	$26	$70	$78	$78	$30	$69
wholesale
NAFTA	$51	$48	$4	$53	$31	$30	$6	$34
EMEA	$673	$673	$73	$669	$644	$644	$78	$655
LATAM	$17	$15	$7	$24	$13	$11	$10	$14
APAC	$51	$51	$46	$47	$12	$12	$7	$14
Total
Retail	$529	$528	$275	$532	$569	$569	$292	$583
Wholesale	$844	$839	$130	$843	$742	$739	$101	$757

Carrying Amount of Restricted Assets Included In Financing Receivables

At June 30, 2014 and December 31, 2013, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	June 30, 2014	December 31, 2013
Retail note and finance lease receivables	$9,013	$8,960
Wholesale receivables	7,363	6,042

Total	$16,376	$15,002